Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	566,476,093.92	34,764
Yield Supplement Overcollateralization Amount 01/31/19	29,457,969.92	0
Receivables Balance 01/31/19	595,934,063.84	34,764
Principal Payments	20,719,031.78	791
Defaulted Receivables	1,546,727.58	86
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	26,288,592.58	0
Pool Balance at 02/28/19	547,379,711.90	33,887

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.83%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	11,609,562.59	622
Past Due 61-90 days	3,620,276.26	210
Past Due 91-120 days	490,472.59	34
Past Due 121+ days	0.00	0
Total	15,720,311.44	866

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	876,465.38
Aggregate Net Losses/(Gains) - February 2019	670,262.20
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.35%
Prior Net Losses Ratio	2.25%
Second Prior Net Losses Ratio	1.50%
Third Prior Net Losses Ratio	1.68%
Four Month Average	1.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.73%

Overcollateralization Target Amount	24,632,087.04
Actual Overcollateralization	24,632,087.04
Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	6.61%
Weighted Average Remaining Term	44.97

Flow of Funds	$ Amount

Collections	23,475,379.16
Investment Earnings on Cash Accounts	47,536.82
Servicing Fee	(496,611.72)
Transfer to Collection Account	0.00
Available Funds	23,026,304.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	838,751.60
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,237,044.83
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,881,686.16

Total Distributions of Available Funds	23,026,304.26

Servicing Fee	496,611.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 02/15/19	540,984,669.69
Principal Paid	18,237,044.83
Note Balance @ 03/15/19	522,747,624.86

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2a
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2b
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-3
Note Balance @ 02/15/19	411,534,669.69
Principal Paid	18,237,044.83
Note Balance @ 03/15/19	393,297,624.86
Note Factor @ 03/15/19	92.3233861%

Class A-4
Note Balance @ 02/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	94,750,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	34,700,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	907,573.27
Total Principal Paid	18,237,044.83
Total Paid	19,144,618.10

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.48875%
Coupon	2.62875%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	661,884.93
Principal Paid	18,237,044.83
Total Paid to A-3 Holders	18,898,929.76

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7223314
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.5147398
Total Distribution Amount	15.2370712

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5537205
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.8099644
Total A-3 Distribution Amount	44.3636849

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	3,213,436.41
Investment Earnings	5,769.34
Investment Earnings Paid	(5,769.34)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41